NOTE 8. UNSECURED DEMAND LOAN PAYABLE	12 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
NOTE 8. UNSECURED DEMAND LOAN PAYABLE

During the year ended June 30, 2012, the Company borrowed $250,000 from an unrelated party. There is no written agreement between the Company and the party. The loan is unsecured, interest free and repayable currently. The effects of imputed interest are immaterial to the financial statements taken as a whole.